SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Differed Financing Costs) (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Deferred costs, net	$ 2,172	$ 2,301	$ 2,087